Composition of Corporation Long-Term Debt Which Includes Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Total senior debt	$ 941	$ 928
Obligations under capital lease	0	2
Other debt	11	15
Total debt	952	945
Unamortized discounts	(1)	(1)
Total long-term debt	951	944
Less current portion	(19)	(5)
Long-term debt	932	939
10% Zero Coupon Notes
Debt Instrument [Line Items]
Debt instrument year of maturity	2014
Total senior debt	18	16
10%-14.25% Zero Coupon Notes
Debt Instrument [Line Items]
Debt instrument year of maturity	2015
Total senior debt	93	82
2.75% Notes
Debt Instrument [Line Items]
Debt instrument year of maturity	2016
Total senior debt	400	400
4.1% Notes
Debt Instrument [Line Items]
Debt instrument year of maturity	2021
Total senior debt	278	278
6.125% Notes
Debt Instrument [Line Items]
Debt instrument year of maturity	2033
Total senior debt	$ 152	$ 152